Acquisitions of businesses and purchase accounting - Heckman Healthcare Services & Supplies, Inc. - Narratives (Details) - Heckman Healthcare Services & Supplies, Inc - USD ($)		11 Months Ended	12 Months Ended
	Nov. 01, 2021	Sep. 30, 2022	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,435,000
Cash consideration	$ 2,103,000	$ 332,000	$ 332,000
Discount rate	3.31%
Fair value of holdback consideration	$ 332,000
Professional fees in conjunction with the acquisition	$ 28,000
Revenue of combined entity as if combination occurred at beginning of period			2,250,000
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 300,000
Revenue of acquiree since acquisition date		2,050,000
Profit (loss) of acquiree since acquisition date		$ 280,000